                                 Centennial America Fund, L.P.

                             Centennial California Tax Exempt Trust

                                  Centennial Government Trust

                                 Centennial Money Market Trust

                              Centennial New York Tax Exempt Trust

                                  Centennial Tax Exempt Trust

                             Oppenheimer California Municipal Fund

                                     Oppenheimer Bond Fund
                                       On behalf of its series
                            Oppenheimer Convertible Securities Fund

                             Oppenheimer Capital Appreciation Fund

                                Oppenheimer Capital Income Fund

                             Oppenheimer Capital Preservation Fund

                                   Oppenheimer Cash Reserves

                                Oppenheimer Champion Income Fund

                              Oppenheimer Concentrated Growth Fund

                              Oppenheimer Developing Markets Fund

                                   Oppenheimer Discovery Fund

                                                                         (continued)

                                Oppenheimer Emerging Growth Fund

                             Oppenheimer Emerging Technologies Fund

                                  Oppenheimer Enterprise Fund

                                    Oppenheimer Europe Fund

                                    Oppenheimer Global Fund

                            Oppenheimer Global Growth & Income Fund

                            Oppenheimer Gold & Special Minerals Fund

                                    Oppenheimer Growth Fund

                                  Oppenheimer High Yield Fund

                                  Oppenheimer Integrity Funds
                                       On behalf of its series
                                     Oppenheimer Bond Fund

                              Oppenheimer International Bond Fund

                             Oppenheimer International Growth Fund

                          Oppenheimer International Small Company Fund

                               Oppenheimer Large Cap Growth Fund

                            Oppenheimer Limited-Term Government Fund

                              Oppenheimer Main Street(R)Funds, Inc.
                                       On behalf of its series
                         Oppenheimer Main Street(R)Growth & Income Fund
                                                                         (continued)
                           Oppenheimer Main Street(R)Opportunity Fund

                            Oppenheimer Main Street(R)Small Cap Fund

                                    Oppenheimer MidCap Fund

                              Oppenheimer Money Market Fund, Inc.

                                oppenheimer multi-cap value fund

                              Oppenheimer Multiple Strategies Fund

                            Oppenheimer Multi-State Municipal Trust
                                      On behalf of its 3 series
                                  Oppenheimer Florida Municipal Fund
                                Oppenheimer New Jersey Municipal Fund
                               Oppenheimer Pennsylvania Municipal Fund

                                Oppenheimer Municipal Bond Fund

                                   Oppenheimer Municipal Fund
                                       On behalf of its series
                            Oppenheimer Intermediate Municipal Fund

                              Oppenheimer New York Municipal Fund

                           Oppenheimer Quest Capital Value Fund, Inc.

                               Oppenheimer Quest For Value Funds
                                      On behalf of its 3 series
                               Oppenheimer Quest Opportunity Fund
                                Oppenheimer Small Cap Value Fund
                             Oppenheimer Quest Balanced Value Fund

                           Oppenheimer Quest Global Value Fund, Inc.
                                                                         (continued)
                               Oppenheimer Quest Value Fund, Inc.

                                  Oppenheimer Real Asset Fund

                                  Oppenheimer Select Managers
                                      On behalf of its 6 series
                               Gartmore Millennium Growth Fund II
                                      Jennison Growth Fund
                               Mercury Advisors Focus Growth Fund
                              Mercury Advisors S&P 500 Index Fund
                                    QM Active Balanced Fund
                                 Salomon Brothers Capital Fund

                             Oppenheimer Senior Floating Rate Fund

                                 Oppenheimer Series Fund, Inc.
                                      On behalf of its 2 series
                               Oppenheimer Disciplined Allocation Fund
                                     Oppenheimer Value Fund

                                 Oppenheimer Special Value Fund

                               Oppenheimer Strategic Income Fund

                              Oppenheimer Total Return Fund, Inc.

                                 Oppenheimer Trinity Core Fund

                                Oppenheimer Trinity Growth Fund

                                 Oppenheimer Trinity Value Fund

                               Oppenheimer U.S. Government Trust

                                                                         (continued)

                               Oppenheimer Variable Account Funds
                                      On behalf of its 10 series
                             Oppenheimer Aggressive Growth Fund/ VA
                                   Oppenheimer Bond Fund/ VA
                           Oppenheimer Capital Appreciation Fund/ VA
                             Oppenheimer Global Securities Fund/ VA
                                Oppenheimer High Income Fund/ VA
                       Oppenheimer Main Street(R)Growth & Income Fund/ VA
                                   Oppenheimer Money Fund/ VA
                            Oppenheimer Multiple Strategies Fund/ VA
                             Oppenheimer Small Cap Growth Fund/ VA
                              Oppenheimer Strategic Bond Fund/ VA

                                   Panorama Series Fund, Inc.
                                      On behalf of its 4 series
                                Government Securities Portfolio
                                        Growth Portfolio
                           Oppenheimer International Growth Fund /VA
                                     Total Return Portfolio

                                   Rochester Fund Municipals

                                   Rochester Portfolio Series
                                       On behalf of its series
                              Limited Term New York Municipal Fund

                              Supplement dated September 17, 2001

This supplement amends the prospectus and statement of additional information of each of the above-referenced Funds and is in addition to any existing supplements of the Funds.

                                                                         (continued)

      In light of recent events affecting the financial markets, the Fund's Board has approved the following changes to the Fund's policies on borrowings:

   For five business days commencing on September 17, 2001, the Fund may borrow money for liquidity purposes from affiliated persons and from entities other than banks, and may borrow in excess of 5% of its total assets, provided however that the Fund's total borrowings from all sources shall not exceed 25% of the
   Funds total assets.

September 17, 2001